UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05454

BNY Mellon New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

SEMI-ANNUAL REPORT June 30, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

Discussion of Fund Performance	2
Understanding Your Fund’s Expenses	5
Comparing Your Fund’s Expenses With Those of Other Funds	5
Statement of Investments	6
Statement of Assets and Liabilities	17
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	26
Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements and the Approval of Amendments to the Management and Sub-Investment Advisory Agreements	35
Liquidity Risk Management Program	42

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2023, through June 30, 2023, as provided by Daniel Barton, CFA and Jeffrey Burger, CFA, Portfolio Managers of Insight North America LLC, sub-adviser.

Market and Fund Performance Overview

For the six-month period ended June 30, 2023, BNY Mellon New Jersey Municipal Bond Fund, Inc.’s (the “fund”) Class A shares produced a total return of 2.51%, Class C shares returned 2.13%, Class I shares returned 2.64%, Class Y shares returned 2.61% and Class Z shares returned 2.52%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New Jersey, produced a total return of 2.67% for the same period.2

Municipal bonds posted gains during the period as inflation eased, and investors began to anticipate the end of the Federal Reserve’s (the “Fed”) rating hiking program. The fund only slightly lagged the Index, due largely to an overweight in revenue bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and New Jersey state income taxes. The fund invests at least 80% of its net assets in investment-grade municipal bonds or the unrated equivalent as determined by Insight North America LLC, the fund’s sub-adviser. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the fund’s sub-adviser. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimizing the use of interest-rate forecasting. We select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Market Rebounds as Inflation Retreats, Rate Hikes Ease

Although some volatility occurred during the reporting period, the municipal bond market benefited from an improving environment for fixed-income securities. As inflation continued to ease, investors began to anticipate the end of the Fed’s rate hikes.

Inflation measures began to come down from multidecade highs late in 2022 and continued to do so early in 2023. The Fed continued increasing the federal funds rate, raising it three times during the reporting period. The Fed’s increases were more moderate than in 2022, with the three increases coming to 25 basis points each. By the end of the period, the federal funds target rate was 5.00%–5.25%, up from 4.25%–4.50% at the start of the period.

While headwinds prevailed over much of the period, credit fundamentals in the municipal market remained strong. In addition, turmoil resulted in more attractive valuations in many segments of the market, creating the potential for outperformance in the future. The banking crisis early in the period, however, did provide some support as investors believed that stress on regional banks would help slow the economy.

In May 2023, volatility increased, in part due to technical factors, including elevated supply. In addition, uncertainty about the Fed’s interest-rate decision at its June 2023 meeting and whether it would begin to cut rates later in the year added to volatility as well. Some residual concerns about inflation also played a large role in the increase in market volatility. Much of this occurred at the short end of the municipal bond yield curve, which experienced greater inversion in May as the short end underperformed, and short-term rates rose.

While Treasury yields during the reporting period remained flat to down, yields in the municipal bond market largely increased, with an exception in the seven-to-10-year range. As a result, outflows from municipal bond mutual funds increased in May 2023, which hurt valuations.

A more benign inflation environment began to be more evident in June 2023, and this, combined with a growing belief that the Fed was unlikely to keep raising rates, led to a rebound in the municipal bond market.

Education Bonds Hindered Performance

The fund’s performance versus the Index lagged only slightly, and this was due in part to an overweight in one segment of the revenue bond sector, education. In addition, certain security selections also weighed slightly on returns. In particular, the fund’s position in long bonds of the Port Authority of New York and New Jersey detracted. The fund’s slightly long duration relative to the benchmark produced a neutral effect, as did an overweight to five-year and 15-year bonds. The fund did not make use of derivatives during the period.

The fund’s relative performance was aided by an overweight to revenue bonds. Positions in the hospital, transportation and tobacco segments were especially beneficial. In addition, an underweight position in essential service bonds, specifically water & sewer and public power, also helped relative returns. Finally, New Jersey bonds generally outperformed the Index, as a result of the state’s debt reduction and improved fundamentals, including increased contributions to its pension fund.

A Favorable Environment

With a favorable macroeconomic environment emerging, the outlook for the municipal bond market is positive. More specifically, the decline in inflation and the likely end of the Fed’s rate-hiking cycle should provide a supportive environment in the near term.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

A few other factors are also supportive. Fundamentals, for example, continue to be strong, valuations are favorable, and technical factors appear favorable. In particular, new issuance should remain constrained in the near term, while demand has been steady and is likely to improve in this more favorable environment.

As for New Jersey, the state continues to make progress in improving its fiscal condition, and we believe the state is well positioned for a possible economic slowdown.

July 17, 2023

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. which may be terminated after May 1, 2024. Had these expenses not been absorbed, the returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Municipal income may be subject to state and local taxes for out-of-state residents. Some income may be subject to the federal alternative minimum tax for certain investors. Capital gains, if any, are taxable.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon New Jersey Municipal Bond Fund, Inc. from January 1, 2023 to June 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2023

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.22	$7.97	$2.96	$2.91	$3.31
Ending value (after expenses)	$1,025.10	$1,021.30	$1,026.40	$1,026.10	$1,025.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2023

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.21	$7.95	$2.96	$2.91	$3.31
Ending value (after expenses)	$1,020.63	$1,016.91	$1,021.87	$1,021.92	$1,021.52
†

Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, 1.59% for Class C, .59% for Class I, .58% for Class Y and .66% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8%
New Jersey - 85.9%
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2026	745,000	[a]	678,825
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2028	2,345,000	[a]	1,994,286
Edison Township, GO, Refunding	3.00	3/15/2033	1,365,000		1,338,611
Essex County Improvement Authority, Revenue Bonds (Friends of TEAM Academy Charter School Obligated Group)	4.00	6/15/2056	4,560,000		3,751,037
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	10,000,000		10,864,306
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000		2,572,076
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1	0.00	12/15/2034	3,000,000	[a]	1,978,414
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2037	2,000,000		2,033,472
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2036	1,250,000		1,279,490
Jersey City, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		434,700
Jersey City Redevelopment Agency, Revenue Bonds (Bayfront Redevelopment Project) (Insured; Municipal Government Guaranteed)	4.00	12/15/2031	5,000,000		5,390,171
Middlesex County Improvement Authority, Revenue Bonds	5.00	8/15/2053	4,000,000		4,328,846
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000		2,099,743
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[b]	657,421

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 85.9% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[b]	1,016,234
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000		969,174
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	3,500,000		3,510,371
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. A	2.20	12/3/2029	3,000,000	[c]	2,610,423
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2027	10,000,000		10,880,296
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000		2,599,039
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000		1,739,300
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	2.45	4/1/2026	2,250,000	[c]	2,173,567
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.)	3.75	6/1/2028	500,000	[c]	497,430
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2047	8,500,000		8,512,206
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2042	1,000,000		1,025,337
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000		1,054,034

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 85.9% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	6.25	7/1/2024	20,000	20,000
New Jersey Educational Facilities Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/1/2050	3,000,000	2,641,437
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	7/1/2050	1,000,000	968,373
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2052	650,000	636,291
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2034	2,000,000	2,144,386
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,663,878
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000	2,128,901
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2030	2,255,000	2,324,404
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000	2,194,919
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2038	4,470,000	5,045,901
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. F	4.00	7/1/2035	1,365,000	1,371,510
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (AtlantiCare Health System Obligated Group)	4.00	7/1/2035	750,000	773,323

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 85.9% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000		3,596,999
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	4,000,000		3,830,172
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000		1,003,727
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000		2,178,468
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000		7,363,825
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000		1,571,341
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.00	7/1/2041	3,250,000		3,186,948
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.00	7/1/2046	3,000,000		3,049,125
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	7/1/2023	2,280,000	[a]	2,280,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Princeton Healthcare System)	5.00	7/1/2039	2,000,000		2,056,590
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000		3,593,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 85.9% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3	5.00	7/1/2026	6,000,000	[c]	6,249,667
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2041	1,000,000		1,000,703
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000		2,819,484
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000		2,018,091
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,575,000		1,697,573
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000		2,224,360
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000		1,089,613
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.00	12/1/2044	3,000,000		2,916,204
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2028	1,450,000		1,535,255
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,235,000		1,193,124
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	5.00	4/1/2028	325,000		349,317
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	5.00	10/1/2028	485,000		525,655
New Jersey Infrastructure Bank, Revenue Bonds (Green Bond)	3.00	9/1/2038	3,075,000		2,729,580
New Jersey Infrastructure Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Municipal Government Guaranteed) Ser. AR2	4.00	9/1/2023	10,000		10,011

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 85.9% (continued)
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2031	3,385,000		3,468,557
New Jersey Rutgers University, Revenue Bonds, Refunding, Ser. M	5.00	5/1/2034	1,600,000		1,666,325
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	2,800,000		2,927,480
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	3,500,000		3,685,766
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	4,020,000		4,445,652
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; American Municipal Bond Assurance Corp.) Ser. C	0.00	12/15/2024	1,000,000	[a]	949,290
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2038	6,330,000	[a]	3,313,064
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2028	12,000,000	[a]	9,937,630
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2031	4,600,000		5,058,996
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2036	6,745,000		7,147,946
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	2,000,000		1,981,632
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2050	1,515,000		1,598,295
New Jersey Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2027	2,000,000		2,157,194
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000		1,059,792
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	2,500,000		2,723,412
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000		1,081,817
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2042	9,000,000		9,026,419
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	1,500,000		1,586,607

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 85.9% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	2,500,000	2,659,825
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	2,000,000	2,029,889
New Jersey Turnpike Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	4,000,000	4,074,538
Newark, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	750,000	813,622
Ocean County, GO, Ser. A	3.00	8/1/2033	2,145,000	2,122,953
Salem County Pollution Control Financing Authority, Revenue Bonds, Refunding (Chambers Project) Ser. A	5.00	12/1/2023	130,000	130,810
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000	2,849,513
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	4,300,000	4,359,036
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	3,000,000	3,050,076
South Jersey Transportation Authority, Revenue Bonds, Ser. A	4.00	11/1/2050	1,000,000	931,595
The Atlantic County Improvement Authority, Revenue Bonds (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000	3,108,768
The Camden County Improvement Authority, Revenue Bonds (Cooper Health System Obligated Group)	5.75	2/15/2042	5,000,000	5,006,289
The Camden County Improvement Authority, Revenue Bonds (Insured; County Guaranteed) Ser. A	5.00	1/15/2032	2,695,000	2,804,863
The Camden County Improvement Authority, Revenue Bonds (Insured; County Guaranteed) Ser. A	5.00	1/15/2031	3,000,000	3,125,999
The Camden County Improvement Authority, Revenue Bonds, Refunding (Cooper Health System Obligated Group Project)	5.00	2/15/2034	1,000,000	1,004,820
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2035	5,165,000	5,733,030

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 85.9% (continued)
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University) (Insured; Build America Mutual)	4.00	7/1/2046	725,000		697,638
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University) (Insured; Build America Mutual)	4.00	7/1/2051	1,200,000		1,132,186
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/1/2030	1,000,000		1,053,420
The Gloucester County Industrial Pollution Control Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2024	325,000		327,892
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	5.00	2/15/2031	625,000		676,735
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	9/1/2030	7,550,000	[a]	5,983,763
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	7,045,000		7,207,556
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	3,850,000		3,997,981
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	6,990,000		7,019,831
				293,690,134
New York - 11.7%
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.00	9/1/2038	2,000,000		2,035,306
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2052	1,000,000		1,048,162
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186	5.00	10/15/2044	9,730,000		9,771,563
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	7,000,000		7,257,330
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	5.00	7/15/2034	2,010,000		2,300,174

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New York - 11.7% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178	5.00	12/1/2024	2,000,000	2,011,072
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184	5.00	9/1/2032	3,000,000	3,058,810
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185	5.00	9/1/2031	2,270,000	2,295,936
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	5.00	11/1/2049	6,900,000	7,131,090
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	3,000,000	3,054,738
				39,964,181
Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	2,658,168
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,118,809
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2031	600,000	663,533
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,289,413
				5,729,923
U.S. Related - .5%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	650,000	697,172
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,054,083
				1,751,255
Total Investments (cost $352,424,277)			99.8%	341,135,493
Cash and Receivables (Net)			0.2%	622,532
Net Assets			100.0%	341,758,025

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $1,673,655 or .49% of net assets.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

Portfolio Summary (Unaudited) †	Value (%)
General	21.0
Medical	15.4
Education	14.1
Transportation	13.6
Airport	11.7
Development	7.6
Tobacco Settlement	5.3
Student Loan	2.8
Water	2.7
General Obligation	1.9
Housing	1.2
Pollution	1.1
Facilities	.8
Single Family Housing	.6
99.8

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	352,424,277	341,135,493
Cash		773,659
Interest receivable		4,527,987
Receivable for shares of Common Stock subscribed		10,816
Prepaid expenses		41,544
		346,489,499
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		219,563
Payable for investment securities purchased		4,325,360
Payable for shares of Common Stock redeemed		132,314
Other accrued expenses		54,237
		4,731,474
Net Assets ($)		341,758,025
Composition of Net Assets ($):
Paid-in capital		353,803,538
Total distributable earnings (loss)		(12,045,513)
Net Assets ($)		341,758,025

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	249,827,277	694,596	19,677,752	917	71,557,483
Shares Outstanding	21,429,900	59,641	1,687,871	78.31	6,138,016
Net Asset Value Per Share ($)	11.66	11.65	11.66	11.71	11.66

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2023 (Unaudited)

Investment Income ($):
Interest Income	5,855,792
Expenses:
Management fee—Note 3(a)	1,033,114
Shareholder servicing costs—Note 3(c)	413,911
Professional fees	47,512
Registration fees	25,908
Prospectus and shareholders’ reports	19,509
Directors’ fees and expenses—Note 3(d)	13,419
Chief Compliance Officer fees—Note 3(c)	13,216
Loan commitment fees—Note 2	6,424
Distribution fees—Note 3(b)	2,583
Custodian fees—Note 3(c)	2,170
Miscellaneous	20,581
Total Expenses	1,598,347
Less—reduction in expenses due to undertaking—Note 3(a)	(211,101)
Less—reduction in fees due to earnings credits—Note 3(c)	(24,716)
Net Expenses	1,362,530
Net Investment Income	4,493,262
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(578,824)
Net change in unrealized appreciation (depreciation) on investments	4,610,026
Net Realized and Unrealized Gain (Loss) on Investments	4,031,202
Net Increase in Net Assets Resulting from Operations	8,524,464

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations ($):
Net investment income	4,493,262	9,064,105
Net realized gain (loss) on investments	(578,824)	(1,602,712)
Net change in unrealized appreciation (depreciation) on investments	4,610,026	(45,951,970)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,524,464	(38,490,577)
Distributions ($):
Distributions to shareholders:
Class A	(3,241,981)	(7,211,185)
Class C	(6,271)	(13,795)
Class I	(263,577)	(523,033)
Class Y	(13)	(27)
Class Z	(996,219)	(2,179,544)
Total Distributions	(4,508,061)	(9,927,584)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,225,133	8,370,709
Class C	-	213,870
Class I	2,968,828	12,029,095
Class Z	587,820	1,929,262
Distributions reinvested:
Class A	2,549,664	5,704,297
Class C	6,268	13,785
Class I	263,196	521,209
Class Z	816,089	1,809,143
Cost of shares redeemed:
Class A	(11,806,225)	(34,405,427)
Class C	(18,485)	(450,573)
Class I	(1,976,800)	(10,534,243)
Class Z	(3,289,026)	(7,969,327)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(7,673,538)	(22,768,200)
Total Increase (Decrease) in Net Assets	(3,657,135)	(71,186,361)
Net Assets ($):
Beginning of Period	345,415,160	416,601,521
End of Period	341,758,025	345,415,160

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Capital Share Transactions (Shares):
Class A
Shares sold	190,456	695,548
Shares issued for distributions reinvested	218,315	482,258
Shares redeemed	(1,010,025)	(2,889,704)
Net Increase (Decrease) in Shares Outstanding	(601,254)	(1,711,898)
Class C
Shares sold	-	18,497
Shares issued for distributions reinvested	537	1,160
Shares redeemed	(1,600)	(38,298)
Net Increase (Decrease) in Shares Outstanding	(1,063)	(18,641)
Class I
Shares sold	253,491	1,023,150
Shares issued for distributions reinvested	22,538	44,159
Shares redeemed	(168,810)	(905,522)
Net Increase (Decrease) in Shares Outstanding	107,219	161,787
Class Z
Shares sold	50,035	163,160
Shares issued for distributions reinvested	69,869	152,998
Shares redeemed	(281,928)	(667,672)
Net Increase (Decrease) in Shares Outstanding	(162,024)	(351,514)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2023	Year Ended December 31,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	11.52	13.06	13.14	12.95	12.53	12.95
Investment Operations:
Net investment income[a]	.15	.29	.29	.32	.36	.39
Net realized and unrealized gain (loss) on investments	.14	(1.51)	(.08)	.21	.49	(.25)
Total from Investment Operations	.29	(1.22)	.21	.53	.85	.14
Distributions:
Dividends from net investment income	(.15)	(.29)	(.29)	(.32)	(.36)	(.39)
Dividends from net realized gain on investments	-	(.03)	-	(.02)	(.07)	(.17)
Total Distributions	(.15)	(.32)	(.29)	(.34)	(.43)	(.56)
Net asset value, end of period	11.66	11.52	13.06	13.14	12.95	12.53
Total Return (%)[b]	2.51[c]	(9.41)	1.60	4.15	6.82	1.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97[d]	.96	.95	.95	.95	.95
Ratio of net expenses to average net assets	.84[d]	.85	.85	.85	.85	.85
Ratio of net investment income to average net assets	2.56[d]	2.42	2.21	2.46	2.80	3.09
Portfolio Turnover Rate	5.85[c]	8.56	10.36	14.13	17.36	13.71
Net Assets, end of period ($ x 1,000)	249,827	253,884	310,130	321,410	327,410	317,888

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2023	Year Ended December 31,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	11.51	13.05	13.13	12.93	12.51	12.93
Investment Operations:
Net investment income[a]	.10	.19	.19	.22	.26	.30
Net realized and unrealized gain (loss) on investments	.15	(1.50)	(.08)	.22	.49	(.26)
Total from Investment Operations	.25	(1.31)	.11	.44	.75	.04
Distributions:
Dividends from net investment income	(.11)	(.20)	(.19)	(.22)	(.26)	(.29)
Dividends from net realized gain on investments	-	(.03)	-	(.02)	(.07)	(.17)
Total Distributions	(.11)	(.23)	(.19)	(.24)	(.33)	(.46)
Net asset value, end of period	11.65	11.51	13.05	13.13	12.93	12.51
Total Return (%)[b]	2.13[c]	(10.10)	.84	3.45	6.04	.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.91[d]	1.92	1.84	1.79	1.76	1.75
Ratio of net expenses to average net assets	1.59[d]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income to average net assets	1.81[d]	1.65	1.46	1.74	2.06	2.35
Portfolio Turnover Rate	5.85[c]	8.56	10.36	14.13	17.36	13.71
Net Assets, end of period ($ x 1,000)	695	699	1,035	1,707	3,619	4,493

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2023	Year Ended December 31,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	11.52	13.06	13.14	12.95	12.53	12.95
Investment Operations:
Net investment income[a]	.16	.32	.32	.35	.39	.42
Net realized and unrealized gain (loss) on investments	.14	(1.51)	(.08)	.21	.49	(.25)
Total from Investment Operations	.30	(1.19)	.24	.56	.88	.17
Distributions:
Dividends from net investment income	(.16)	(.32)	(.32)	(.35)	(.39)	(.42)
Dividends from net realized gain on investments	-	(.03)	-	(.02)	(.07)	(.17)
Total Distributions	(.16)	(.35)	(.32)	(.37)	(.46)	(.59)
Net asset value, end of period	11.66	11.52	13.06	13.14	12.95	12.53
Total Return (%)	2.64[b]	(9.18)	1.85	4.41	7.09	1.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[c]	.72	.72	.72	.73	.72
Ratio of net expenses to average net assets	.59[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.81[c]	2.66	2.45	2.71	3.04	3.35
Portfolio Turnover Rate	5.85[b]	8.56	10.36	14.13	17.36	13.71
Net Assets, end of period ($ x 1,000)	19,678	18,216	18,535	17,419	15,642	12,576

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2023	Year Ended December 31,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	11.57	13.11	13.19	13.00	12.58	12.99
Investment Operations:
Net investment income[a]	.16	.32	.32	.35	.39	.43
Net realized and unrealized gain (loss) on investments	.14	(1.51)	(.08)	.20	.49	(.25)
Total from Investment Operations	.30	(1.19)	.24	.55	.88	.18
Distributions:
Dividends from net investment income	(.16)	(.32)	(.32)	(.34)	(.39)	(.42)
Dividends from net realized gain on investments	-	(.03)	-	(.02)	(.07)	(.17)
Total Distributions	(.16)	(.35)	(.32)	(.36)	(.46)	(.59)
Net asset value, end of period	11.71	11.57	13.11	13.19	13.00	12.58
Total Return (%)	2.61[b]	(9.08)	1.75	4.43	7.07	1.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[c]	.72	1.49	.76	.71	.75
Ratio of net expenses to average net assets	.58[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.82[c]	2.70	2.42	2.81	3.04	3.30
Portfolio Turnover Rate	5.85[b]	8.56	10.36	14.13	17.36	13.71
Net Assets, end of period ($ x 1,000)	1	1	1	1	133	105

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2023	Year Ended December 31,
Class Z Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	11.53	13.06	13.14	12.95	12.53	12.95
Investment Operations:
Net investment income[a]	.16	.31	.31	.35	.39	.42
Net realized and unrealized gain (loss) on investments	.13	(1.50)	(.08)	.20	.49	(.25)
Total from Investment Operations	.29	(1.19)	.23	.55	.88	.17
Distributions:
Dividends from net investment income	(.16)	(.31)	(.31)	(.34)	(.39)	(.42)
Dividends from net realized gain on investments	-	(.03)	-	(.02)	(.07)	(.17)
Total Distributions	(.16)	(.34)	(.31)	(.36)	(.46)	(.59)
Net asset value, end of period	11.66	11.53	13.06	13.14	12.95	12.53
Total Return (%)	2.52[b]	(9.15)	1.79	4.38	7.07	1.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[c]	.78	.77	.76	.77	.76
Ratio of net expenses to average net assets	.66[c]	.66	.66	.65	.65	.65
Ratio of net investment income to average net assets	2.72[c]	2.62	2.39	2.69	3.04	3.31
Portfolio Turnover Rate	5.85[b]	8.56	10.36	14.13	17.36	13.71
Net Assets, end of period ($ x 1,000)	71,557	72,615	86,900	87,648	89,765	91,648

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 775 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (125 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses

(other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	341,135,493	-	341,135,493

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. As an example, elevated costs or shortfalls in revenue associated with the spread of the COVID-19 outbreak could affect the ability of municipal issuers to make payments on debt obligations when due. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

State-Specific Risk: The fund is subject to the risk that New Jersey’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,602,712 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2022. The fund has $28,095 of short-term capital losses and $1,574,617 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2022 was as follows: tax-exempt income $9,008,005, ordinary income $214 and long term capital gains $919,365. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Effective July1, 2023, the Board approved a reduction in the management fee payable to the Adviser from an annual rate of .60% to an annual rate of .45% of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from January 1, 2023 through May 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. On or after May 1, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $211,101 during the period ended June 30, 2023.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .288% of the value of the fund’s average daily net assets. Effective July 1, 2023, the Board approved a reduction in the sub-adviser fee payable to the Sub-Adviser from an annual rate of .288% to an annual rate of .216% of the value of the fund’s average daily net assets.

During the period ended June 30, 2023, the Distributor retained $681 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended June 30, 2023, Class C shares were charged $2,583 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2023, Class A and Class C shares were charged $315,965 and $861, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2023, Class Z shares were charged $26,603 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2023, the fund was charged $43,399 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $22,616.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2023, the fund was charged $2,170 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,100.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended June 30, 2023, the fund was charged $2,782 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2023, the fund was charged $13,216 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $169,058, Distribution Plan fees of $428, Shareholder Services Plan fees of $51,649, Custodian fees of $3,281, Chief Compliance Officer fees of $7,386 and Transfer Agent fees of $21,411, which are offset against an expense reimbursement currently in effect in the amount of $33,650.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2023, amounted to $20,069,566 and $20,106,837, respectively.

At June 30, 2023, accumulated net unrealized depreciation on investments was $11,288,784, consisting of $3,544,056 gross unrealized appreciation and $14,832,840 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS AND THE APPROVAL OF AMENDMENTS TO THE MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 14-15, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional New Jersey municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional New Jersey municipal debt funds

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS AND THE APPROVAL OF AMENDMENTS TO THE MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

(the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional New Jersey municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one-year period when the fund’s total return performance was above the Performance Group median, and was above the Performance Universe median for all periods, except for the four-year period when the fund’s total return performance was at the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group for eight of the nine one-year periods and above the Performance Universe medians for eight of the nine one-year periods ended December 31st. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians for certain periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board noted that the fund had a four star rating for the ten-year period and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS AND THE APPROVAL OF AMENDMENTS TO THE MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

************

At a meeting of the fund’s Board of Directors held on May 16, 2023 (the “May Meeting”), the Board considered the approval of amendments to the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Management Agreement”), and the Sub-Investment Advisory Agreement (the “Sub-Advisory Agreement” together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Adviser proposed to amend the Management Agreement to reduce the fund’s management fee payable by the fund to the Adviser from an annual rate of .60% to an annual rate of .45% of the value of the fund’s average daily net assets and to amend the Sub-Advisory Agreement to reduce the fee payable by the Adviser to the Sub-Adviser from an annual rate of .288% to an annual rate of .216% of the value of the fund’s average daily net assets, effective July 1, 2023. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. Since the Board had renewed the Agreements at a meeting of the fund’s Board of Directors held on March 14-15, 2023 (the “15(c) Meeting”), and, other than as discussed below, there had been no materials changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the 15(c) Meeting. In considering the amendments to the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Nature, Extent and Quality of Services Provided to the Fund. The nature, extent and quality of services provided by the Adviser and the Sub-Adviser had been considered at the 15(c) Meeting, and there had been no material changes in this information. Representatives of the Adviser stated, and the Board considered, that the Adviser would continue to provide research and portfolio management and that the Adviser would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. The Board also considered the Adviser’s representation that there will be no reduction in the nature, extent or quality of services provided to the fund nor any change to the investment management of the fund as a result of the proposed amendments to the Agreements.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS AND THE APPROVAL OF AMENDMENTS TO THE MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Fund’s Performance and Management Fee and Expense Ratio. At the 15(c) Meeting the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing the performance and actual and contractual management fees and total expenses of the fund’s Class I shares with those of a group of institutional New Jersey municipal debt funds selected by Broadridge as comparable to the fund and with a broader group of New Jersey municipal debt funds. At the May Meeting, the Board reviewed updated fund performance and expense information which was compared to Lipper category averages.

Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to the Adviser at the 15(c) Meeting. At the May Meeting, representatives of the Adviser noted that the amendments would result in a reduction in the Adviser’s fee (and therefore negatively impacting profitability and economies of scale) and that potential benefits would not change materially as a result of the amendments from those considered at the 15(c) Meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the amendments to the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by the Adviser continue to be adequate and appropriate.

• The Board concluded that the fees payable to the Adviser and the Sub-Adviser, as proposed to be reduced, were appropriate under the circumstances and in light of the factors and the totality of the services provided.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate proposed to be charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements and of prior or similar agreements during which lengthy discussions took place between the Board and representatives of the Adviser. The Board determined to approve the amendments to the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon New Jersey Municipal Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DRNJX Class C: DCNJX Class I: DNMIX Class Y: DNJYX Class Z: DZNJX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0750SA0623

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 21, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 21, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)